Share-based payments (Details 5) - ₨ / shares	Jan. 24, 2023	Oct. 27, 2022	Jul. 27, 2022	May 19, 2022	Oct. 28, 2021	May 13, 2021
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility	27.73%			28.27%	29.20%
Exercise price	₨ 4,338			₨ 3,906	₨ 4,663
Option life	5 years			5 years 6 months	5 years
Risk-free interest rate	7.21%			7.24%	5.94%
Expected dividends	0.71%			0.76%	0.55%
Grant date share price	₨ 4,253			₨ 3,929	₨ 4,570
Option One on October 27, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility		26.38%
Exercise price		₨ 5
Option life		2 years 9 months
Risk-free interest rate		7.09%
Expected dividends		0.67%
Grant date share price		₨ 4,491
Option Two on October 27, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility		28.13%
Exercise price		₨ 4,443
Option life		5 years
Risk-free interest rate		7.35%
Expected dividends		0.67%
Grant date share price		₨ 4,491
Option One on July 27, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility			28.41%
Exercise price			₨ 4,212
Option life			5 years
Risk-free interest rate			7.13%
Expected dividends			0.70%
Grant date share price			₨ 4,260
Option Two on July 27, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility			27.65%
Exercise price			₨ 5
Option life			6 years
Risk-free interest rate			6.81%
Expected dividends			0.70%
Grant date share price			₨ 4,260
Option One on May 19, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility				28.28%
Exercise price				₨ 3,906
Option life				4 years 6 months
Risk-free interest rate				7.13%
Expected dividends				0.76%
Grant date share price				₨ 3,929
Option Two on May 19, 2022 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility				28.32%
Exercise price				₨ 3,906
Option life				5 years
Risk-free interest rate				7.17%
Expected dividends				0.76%
Grant date share price				₨ 3,929
Option One on October 28, 2021 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility					28.53%
Exercise price					₨ 5
Option life					2 years 6 months
Risk-free interest rate					4.86%
Expected dividends					0.55%
Grant date share price					₨ 4,570
Option Two on October 28, 2021 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility					29.04%
Exercise price					₨ 5
Option life					5 years
Risk-free interest rate					5.99%
Expected dividends					0.54%
Grant date share price					₨ 4,570
Option One on May 13, 2021 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility						29.38%
Exercise price						₨ 5,301
Option life						5 years
Risk-free interest rate						5.70%
Expected dividends						0.47%
Grant date share price						₨ 5,301
Option Two on May 13, 2021 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility						30.02%
Exercise price						₨ 5
Option life						2 years 6 months
Risk-free interest rate						4.64%
Expected dividends						0.47%
Grant date share price						₨ 5,301